CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ 18,754	¥ 130,568	¥ (873,388)	¥ 466,986
Adjustments to reconcile net income/(loss) to cash provided by operating activities:
Depreciation and amortization	6,774	47,156	78,152	83,014
Gains/(losses) on sale of equipment	25	171	(298)	(524)
Fair value change of derivatives				45,569
Trading gains	(29,857)	(207,857)	(34,333)	(38,392)
Deferred tax (benefit)/expense	6,146	42,786	(61,792)	35,206
Share-based compensation	3,772	26,262	27,107	169,717
Gain from disposal of subsidiaries	(1)	(6)	(5,754)	(87,217)
Impairment of goodwill and intangible assets			639,000
Changes in operating assets and liabilities, net of acquisition:
(Increase)/decrease in deposits with clearing organizations	1,994	13,885	(33,063)	258,875
(Increase)/decrease in account receivables and other assets arising from operating activities	(7,815)	(54,403)	105,977	(74,052)
(Increase)/decrease in amount due from related parties	718	5,000	(25,000)
Increase in amount due to related parties	636	4,426
Decrease in accounts payable	(706)	(4,917)	(78,017)	(78,427)
(Decrease)/Increase in accrued employee benefits	11,911	82,923	52,770	(2,828)
(Decrease)/increase in other liabilities arising from operating activities	5,331	37,106	119,646	(67,058)
Increase/(decrease) in income taxes payable	10,971	76,378	23,361	(42,397)
Net cash provided by/(used in) operating activities	28,653	199,478	(65,632)	668,472
Cash flows from investing activities:
Proceeds from sale of equipment	104	727	383	467
Cash paid for purchase of equipment and leasehold improvements	(1,369)	(9,529)	(10,008)	(31,945)
Cash paid for purchase of investment securities	(768,608)	(5,350,902)	(16,129,945)	(16,155,280)
Cash received from sale of investment securities	738,525	5,141,460	15,883,215	15,059,010
Payment for equity method investments			(24,500)
Proceeds (Payment for) from acquisition of subsidiaries, net of cash and restricted cash acquired			(11,352)	39,618
Cash received/(decrease) from disposal of subsidiaries	20	140	(384)	92,024
Net cash used in investing activities	(31,328)	(218,104)	(292,591)	(996,106)
Cash flows from financing activities:
Proceeds from non-controlling shareholders			95,550
Proceeds from exercise of options	700	4,869	4,451	49,409
Dividends paid			(177,497)	(385,113)
Purchase of treasury stock	(2,671)	(18,594)	(74,196)	(36,973)
Net cash used in financing activities	(1,971)	(13,725)	(151,692)	(372,677)
Net decrease in cash and restricted cash	(4,646)	(32,351)	(509,915)	(700,311)
Cash and restricted cash - beginning of year	47,547	331,015	840,930	1,541,241
Cash and restricted cash - end of year	42,901	298,664	331,015	840,930
Supplemental disclosure of cash flow information
Cash paid for income taxes	$ 2,123	¥ 14,780	¥ 22,942	¥ 134,276